Retained Earnings and Dividends Paid (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Retained Earnings and Dividends Paid [Abstract]
Retained Earnings
Details of retained earnings as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Legal reserve(*)	￦	1,604,910	1,604,910
Voluntary reserves		35,906,267	34,785,425
Retained earnings before appropriations		14,007,942	12,811,798

Retained earnings	￦	51,519,119	49,202,133

(*)

The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.

Voluntary reserves
Details of voluntary reserves as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Reserve for investment on social overhead capital	￦	5,277,449	5,277,449
Reserve for research and human development(*)		330,000	330,000
Reserve for business expansion		30,088,818	28,967,976
Reserve for equalizing dividends		210,000	210,000

	￦	35,906,267	34,785,425

(*)

The reserve for research and human development is appropriated by KEPCO to use as qualified tax credits to reduce corporate tax liabilities. The reserve is available for cash dividends for a certain period as defined by the Restriction of Special Taxation Act of Korea.

Changes in Retained Earnings
Changes in retained earnings for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	53,370,558	51,519,119
Effect of change in accounting policy		71,928	—
Net profit (loss) for the period attributed to owner of the Company		(1,314,567)	(2,345,517)
Changes in equity method retained earnings		(1,153)	(6,789)
Remeasurements of defined benefit liability, net of tax		(100,495)	36,160
Transfer of gain (loss) on valuation of financial assets through other comprehensive income		—	(840)
Dividends paid		(507,152)	—

Ending balance	￦	51,519,119	49,202,133

Dividends Paid
Dividends paid for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	1,980	1,271,089

	2018
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	790	507,152

	2019
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid
					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

Changes in retained earnings of investments in associates and joint ventures
Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	5,122	3,969
Changes		(1,153)	(6,789)

Ending balance	￦	3,969	(2,820)

Changes in retained earnings of remeasurement components
Changes in remeasurement components for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	(43,513)	(219,381)
Changes		(154,198)	76,395
Income tax effect		53,703	(40,235)
Transfer to reserve for business expansion		(75,373)	65,442

Ending balance	￦	(219,381)	(117,779)